Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	124 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
LADENBURG INCOME FUND | Bloomberg US Gov’t/Credit Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.88%	(1.57%)	1.65%	1.49%
LADENBURG INCOME FUND | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.88%	14.42%	14.82%	15.21%
LADENBURG INCOME FUND | LADENBURG INCOME FUND Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		3.28%	1.51%	3.16%	2.84%
Performance Inception Date		Aug. 24, 2015
LADENBURG INCOME FUND | LADENBURG INCOME FUND Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		6.57%	1.44%	2.76%	2.46%
Performance Inception Date		Aug. 24, 2015
LADENBURG INCOME FUND | LADENBURG INCOME FUND Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		8.90%	2.72%	3.84%	3.50%
Performance Inception Date		Aug. 24, 2015
LADENBURG INCOME FUND | LADENBURG INCOME FUND Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.52%	1.49%	2.92%	2.60%
LADENBURG INCOME FUND | LADENBURG INCOME FUND Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.40%	1.71%	2.68%	2.42%
LADENBURG INCOME & GROWTH FUND | Bloomberg US Gov’t/Credit Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	6.88%	(1.57%)	1.65%	1.49%
LADENBURG INCOME & GROWTH FUND | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]	17.88%	14.42%	14.82%	15.21%
LADENBURG INCOME & GROWTH FUND | LADENBURG INCOME & GROWTH FUND Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		3.75%	3.26%	4.74%	4.43%
Performance Inception Date		Aug. 24, 2015
LADENBURG INCOME & GROWTH FUND | LADENBURG INCOME & GROWTH FUND Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		8.36%	3.46%	4.48%	4.19%
Performance Inception Date		Aug. 24, 2015
LADENBURG INCOME & GROWTH FUND | LADENBURG INCOME & GROWTH FUND Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		9.40%	4.48%	5.50%	5.16%
Performance Inception Date		Aug. 24, 2015
LADENBURG INCOME & GROWTH FUND | LADENBURG INCOME & GROWTH FUND Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.12%	3.29%	4.60%	4.30%
LADENBURG INCOME & GROWTH FUND | LADENBURG INCOME & GROWTH FUND Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.88%	3.15%	4.08%	3.82%
LADENBURG GROWTH & INCOME FUND | Bloomberg US Gov’t/Credit Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]	6.88%	(1.57%)	1.65%	1.49%
LADENBURG GROWTH & INCOME FUND | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]	17.88%	14.42%	14.82%	15.21%
LADENBURG GROWTH & INCOME FUND | LADENBURG GROWTH & INCOME FUND Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		4.87%	4.87%	6.47%	6.14%
Performance Inception Date		Aug. 24, 2015
LADENBURG GROWTH & INCOME FUND | LADENBURG GROWTH & INCOME FUND Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		9.66%	5.15%	6.21%	5.88%
Performance Inception Date		Aug. 24, 2015
LADENBURG GROWTH & INCOME FUND | LADENBURG GROWTH & INCOME FUND Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		10.67%	6.18%	7.22%	6.88%
Performance Inception Date		Aug. 24, 2015
LADENBURG GROWTH & INCOME FUND | LADENBURG GROWTH & INCOME FUND Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.59%	4.96%	6.35%	6.03%
LADENBURG GROWTH & INCOME FUND | LADENBURG GROWTH & INCOME FUND Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.80%	4.57%	5.58%	5.30%
LADENBURG GROWTH FUND | Bloomberg US Gov’t/Credit Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[7]	6.88%	(1.57%)	1.65%	1.49%
LADENBURG GROWTH FUND | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[8]	17.88%	14.42%	14.82%	15.21%
LADENBURG GROWTH FUND | LADENBURG GROWTH FUND Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		5.83%	6.58%	8.15%	7.72%
Performance Inception Date		Aug. 24, 2015
LADENBURG GROWTH FUND | LADENBURG GROWTH FUND Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		10.57%	6.86%	7.89%	7.45%
Performance Inception Date		Aug. 24, 2015
LADENBURG GROWTH FUND | LADENBURG GROWTH FUND Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		11.61%	7.87%	8.88%	8.43%
Performance Inception Date		Aug. 24, 2015
LADENBURG GROWTH FUND | LADENBURG GROWTH FUND Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.44%	6.77%	8.11%	7.69%
LADENBURG GROWTH FUND | LADENBURG GROWTH FUND Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.69%	6.06%	7.10%	6.73%
LADENBURG AGGRESSIVE GROWTH FUND | Bloomberg US Gov’t/Credit Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[9]	6.88%	(1.57%)	1.65%	1.49%
LADENBURG AGGRESSIVE GROWTH FUND | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[10]	17.88%	14.42%	14.82%	15.21%
LADENBURG AGGRESSIVE GROWTH FUND | LADENBURG AGGRESSIVE GROWTH FUND Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		5.38%	6.79%	9.29%	8.79%
Performance Inception Date		Aug. 24, 2015
LADENBURG AGGRESSIVE GROWTH FUND | LADENBURG AGGRESSIVE GROWTH FUND Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		10.12%	7.08%	8.90%	8.42%
Performance Inception Date		Aug. 24, 2015
LADENBURG AGGRESSIVE GROWTH FUND | LADENBURG AGGRESSIVE GROWTH FUND Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		11.14%	8.04%	9.87%	9.35%
Performance Inception Date		Aug. 24, 2015
LADENBURG AGGRESSIVE GROWTH FUND | LADENBURG AGGRESSIVE GROWTH FUND Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.86%	7.15%	9.16%	8.67%
LADENBURG AGGRESSIVE GROWTH FUND | LADENBURG AGGRESSIVE GROWTH FUND Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.53%	6.25%	7.98%	7.55%

[1]	The Bloomberg US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.
[2]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.
[3]	The Bloomberg US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.
[4]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.
[5]	The Bloomberg US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.
[6]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.
[7]	The Bloomberg US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.
[8]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.
[9]	The Bloomberg US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.
[10]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.